Balance Sheet	Jun. 30, 2016 USD ($)
Assets
Cash and cash equivalents	$ 2,100
Total Assets	2,100
Liabilities:
Loans Payable	1,000
Total Liabilities	1,000
Member's/Partners' Equity
Equity - Limited Partners	1,000
Equity - General Partner	100
Total Partners' Equity attributable to the Partnership	1,100
Total Equity	1,100
Total Liabilities and Member's /Partners' Equity	2,100
SQN AIF V GP, LLC [Member]
Assets
Cash and cash equivalents	1,000,000
Investment in SQN Asset Income Fund V, L.P.	100
Due from SQN Asset Income Fund V, L.P.	1,000
Total Assets	1,001,100
Member's/Partners' Equity
Member's equity	1,001,100
Total Liabilities and Member's /Partners' Equity	$ 1,001,100